PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2023
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

20.	PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Tax	154,626	219,196	153,715	184,687
Social security	1,609	1,567	4
Labor	366,645	375,416	288,389	297,507
Civil	778,796	851,305	24,880	25,502
Environmental	41,194	37,341	3,340	2,859
Deposit of a guarantee			21,554	23,109
	1,342,870	1,484,825	491,882	533,664

Classified:
Current	36,000	73,089
Non-current	1,306,870	1,411,736	491,882	533,664
	1,342,870	1,484,825	491,882	533,664

The changes in tax, social security, labor, civil and environmental provisions in the year ended December 31, 2023 can be summarized as follows:

					Consolidated
					Current + Non-current
Nature	12/31/2022	Additions	Accrued charges	Net utilization of reversal	12/31/2023
Tax	219,196	7,880	15,113	(87,563)	154,626
Social security	1,567		81	(39)	1,609
Labor	375,416	38,241	47,732	(94,744)	366,645
Civil	851,305	21,747	54,150	(148,406)	778,796
Environmental	37,341	2,382	2,457	(986)	41,194
	1,484,825	70,250	119,533	(331,738)	1,342,870

The provision for tax, social security, labor, civil and environmental risks was estimated by Management and is mainly based on the legal advisors’ assessment. Only lawsuits for which the risk is classified as probable loss are provisioned. Additionally, tax liabilities from actions initiated by the Company is included in this provision and is subject to SELIC (Central Bank’s policy rate).

Tax proceedings

The main lawsuits that are considered by the external legal advisors as probable loss, to which CSN or its subsidiaries are parties, are (i) some ISS tax assessment notices; (ii) divergences between calculated and paid ICMS; (iii) Requests for offsetting not approved due to lack of credit rights.

Labor proceedings

The Group appears as a defendant in labor claims. The majority of claims for actions are related to subsidiary and/or joint liability, equal pay, unhealthy and hazardous work premiums, overtime, health insurance, indemnity claims arising from alleged involvement of occupational diseases or accidents at work, intra-day break and differences in profit sharing in the years 1997 to 1999 and 2000 to 2003.

During the year ended December 31, 2023, there were addition or write-off movements in labor lawsuits arising from the definite conclusion and the constant revision of the Company's accounting estimates related to the provision for contingencies that take into consideration the different nature of the claims made, as required by the Company's accounting policies.

Civil proceedings

Among the civil lawsuits in which it is a defendant, there are mainly suits for damages. Such processes, in general, result from work accidents, occupational diseases, contractual discussions, related to the Group's industrial activities, real estate actions, health insurance.

Environmental proceedings

The main environmental lawsuits that are considered by the external legal advisors to be probable losses, to which CSN or its subsidiaries are a party, are (i) administrative infraction notices, for alleged environmental violations; (ii) judicial annulment actions and tax foreclosures, arising from environmental fines; (iii) procedural fines for alleged non-compliance with court orders.

Among the environmental administrative/judicial proceedings in which the Company is a defendant, there are administrative procedures aimed at finding possible occurrences of environmental irregularities and regularizing environmental licenses; at the judicial level, there are actions for the enforcement of fines imposed as a result of such alleged irregularities and public civil actions with a request for regularization combined with indemnities, which consist of environmental recomposition, in most cases. Such processes, in general, result from discussions of alleged impact to the environment related to the Company's industrial activities.

▪	Administrative and judicial proceedings

The Company does not make provisions for lawsuits, which Management’s expectations, based on the opinion of legal counsel, is a possible loss. The following table shows a summary of the balance of the main matters classified as possible risk compared to the balance as of December 31, 2023 and 2022.

		Consolidated
	12/31/2023	12/31/2022
Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Capital Gain for alleged sale of equity interest in subsidiary NAMISA	15,606,600	14,174,838

Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Disallowance of goodwill deductions generated in the reverse incorporation of Big Jump by Namisa	5,443,666	4,920,177

Notice of Violation and Imposition of Fine (AIIM) / Tax Enforcement - RFB - IRPJ/CSLL - Disallowance of prepayment interest arising from iron ore supply and port services contracts	2,124,479	2,388,423

Notice of Violation and Imposition of Fine (AIIM) / Writ of Mandamus - RFB - IRPJ/CSLL - Profits earned abroad in 2008, 2010, 2011, 2012, 2014, 2015, 2016, 2017 and 2018	5,828,921	4,104,626

Unapproved compensation - RFB - IRPJ/CSLL, PIS/COFINS and IPI	2,052,564	2,138,608

ICMS - SEFAZ/RJ - Assessment Notice - questions about sales for incentive area	1,016,381	1,255,251

Notice of Violation and Imposition of Fine (AIIM) - RFB - Disallowance of PIS/COFINS Credits for inputs and freight	1,388,918	1,238,018

CFEM – difference of understanding between CSN and ANM on the calculation basis	1,452,933	1,143,275

Notice of Infraction and Imposition of Fine (AIIM) - RFB - Collection IRRF - Business Combinations CMIN 2015	1,106,401	986,196

ICMS - SEFAZ/RJ - ICMS Credits for acquisition of Electric Energy Industrialization	1,065,918	950,469

Notice of Violation and Imposition of Fine (AIIM) - IRPJ/CSLL - Disallowance of deductions of goodwill generated in the acquisition of Cimentos Mauá	810,907	715,152

ICMS - SEFAZ/RJ - Disallowance of the ICMS credits - Transfer of iron ore	731,416	666,816

ICMS - SEFAZ/RJ - Disallowance of credits on purchases of intermediate products	445,682	623,748

Disallowance of tax loss and negative calculation base resulting from adjustments in SAPLI - RFB	741,056	663,594

Infraction and Fine Imposition Notices (AIIM) - RFB - IRPJ/CSLL - Transfer Pricing	363,043

ICMS - SEFAZ/RJ - Transfer of imported raw material for a value lower than the TECAR import document	394,865	357,006

Notice of Violation and Imposition of Fine (AIIM) / Annulment Action - RFB - IRRF - Capital gain of CFM company sellers located abroad	317,522	289,406

Other tax lawsuits (federal, state, and municipal)	6,282,247	5,579,232

Social security lawsuits	288,973	187,338

Action to discuss the balance of the construction contract – Tebas	593,716	560,638

Action related to power supply payment’s charge - Light	440,002	386,834

Action that discusses Negotiation of energy sales - COPEN - CEEE-G	201,123	193,469

Collection of defaulted amounts of contracts for the execution of the Presidente Médici Thermoelectric Power Plant - SACE - CEEE-G	205,262	192,212

Enforcement action applied by Brazilian antitrust authorities (CADE)	122,136	109,206

Other civil lawsuits	1,423,591	1,168,591

Labor and social security lawsuits	2,091,666	1,726,517

Tax Execution Traffic Ticket Volta Grande IV	137,668	122,639

ACP Landfill Márcia I	306,389	306,389

Other environmental lawsuits	667,901	539,410

	53,651,946	47,688,078

In the first quarter of 2021, the Company was notified of an arbitration proceeding based on an alleged unfulfillment of iron ore supply contracts. The counterparty asks for approximately US$1 billion, and the Company has no knowledge of the basis for the estimates of the amount asked. Finally, the Company informs that has responded the arbitration requirements in conjunction with its legal counselors and is currently at the initial stage of its defense. The Company expects the arbitration will be concluded in 2 years. The relevance of the arbitration to the Company is related to the amount attributed to the cause and its eventual financial impact. The discussion involves arbitration disputes initiated by both parties.

The Company has been offering judicial guarantees (Guarantee Insurance/Letter of Guarantee) in the total amount updated to December 31, 2023 of R$8,768,003 (December 31, 2022 R$4,939,419), as determined by the procedural legislation in force.

The assessments made by legal advisors define these administrative and judicial proceedings as a possible risk of loss and, consequently, no loss provisions have been recognized in accordance with Management's judgment and with IFRS.

Accounting Policy

Only provisions estimated as probable risk of loss are recorded, substantiated in the assessment of our legal advisors, and at amounts that will be required to settle the litigations. The obligation is updated in accordance with the evolution of the lawsuit or financial charges incurred and may be reversed if the estimated loss is no longer considered probable due to changes in circumstances or derecognized when the obligation is settled.